Property plant and equipment net (Tables)	12 Months Ended
Dec. 31, 2025
Property, plant and equipment
	December 31,
	2025	2024
	US$’000	US$’000

Office premises*	673	673
Leasehold improvements	67	67
Furniture, fixtures and office equipment	283	311
Motor vehicles	172	172
Testing equipment	28	28
	1,223	1,251

Less: Accumulated depreciation	(1,072)	(1,092)
	151	159

	Year ended December 31,
	2025	2024	2023
	US$’000	US$’000	US$’000

Depreciation charge	12	14	15

ZHEJIANG TIANLAN [Member]
Property, plant and equipment
	December 31,
	2025	2024
	RMB’000	RMB’000

Building and leasehold improvements	112,792	112,792
Furniture, fixtures and office equipment	4,809	4,272
Motor vehicles	4,422	4,503
Plant and machineries	11,474	10,852

Total	133,497	132,419

Less: Accumulated depreciation and amortization	(80,430)	(74,681)

Total	(80,430)	(74,681)

Net	53,067	57,738
	Year ended December 31,
	2025	2024	2023
	RMB’000	RMB’000	RMB’000

Depreciation charge	6,046	6,175	5,964